Inventories, Net - Schedule of Inventories Valuation Allowance (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Inventory Valuation Allowance [Abstract]
Beginning balance	$ 69,746	$ 120,286
Reversal of inventories valuation allowance	50,651	(49,166)	$ 15,774
Foreign currency translation adjustments	4,115	(1,374)
Ending balance	$ 124,512	$ 69,746	$ 120,286